INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	$ 90,093	$ 88,615
Classes of intangible Assets, Gross	185,895	173,426
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(95,802)	(84,811)
Computer software [member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	26,545	26,747
Classes of intangible Assets, Gross	88,177	81,907
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(61,632)	(55,160)
Water rights [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	5,966	5,697
Classes of intangible Assets, Gross	5,966	5,697
Customer [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	41,634	47,144
Classes of intangible Assets, Gross	71,443	72,685
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	(29,809)	(25,541)
Other identifiable intangible assets [Member]
Disclosure of Intangible Assets Explanatory [Line Items]
Intangible assets, net	15,948	9,027
Classes of intangible Assets, Gross	20,309	13,137
Classes of accumulated amortization and impairment
Accumulated Amortization and Impairment	$ (4,361)	$ (4,110)